INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Summary financial information of associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 2,448,064,400	$ 2,390,948,423	$ 2,214,504,689
Total liabilities	1,616,503,809	1,422,044,475	1,350,789,946
Total revenue	1,698,281,237	1,779,025,115	1,672,915,799
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	2,228,763	(3,415,083)	$ 1,411,179
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	75,089,424	77,994,582
Total liabilities	34,633,862	39,826,283
Total revenue	40,455,562	58,640,058
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 4,717,515	$ 1,449,997
Reporting date	Dec. 31, 2020	Dec. 31, 2019
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 86,802,489	$ 116,551,131
Total liabilities	41,781,275	54,650,105
Total revenue	45,021,214	69,343,990
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 664,208	$ 3,948,798
Reporting date	Nov. 30, 2020	Nov. 30, 2019
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 8,657,291	$ 11,661,828
Total liabilities	26	35
Total revenue	8,657,265	337,450
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 96,980	$ 337,450
Reporting date	Nov. 30, 2020	Nov. 30, 2019
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 288,440	$ 393,856
Total liabilities	168,354	229,780
Total revenue	120,086	160,342
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 117,350	$ 160,342
Reporting date	Nov. 30, 2020	Nov. 30, 2019
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 144,111,310	$ 248,493,994
Total liabilities	37,634,466	38,137,061
Total revenue	144,111,310	139,769,189
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ (39,244,393)	$ 2,320,841
Reporting date	Nov. 30, 2020	Nov. 30, 2019
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 76,012,734	$ 104,778,397
Total liabilities	21,236,127	27,158,470
Total revenue	54,776,607	47,252,571
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ (890,021)	$ (1,177,262)
Reporting date	Nov. 30, 2020	Nov. 30, 2019
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 105,735,317	$ 107,388,847
Total liabilities	20,000,197	18,693,717
Total revenue	85,735,120	31,914,825
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ (475,467)	$ 4,297,003
Reporting date	Dec. 31, 2020	Nov. 30, 2019